UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6589
FIRST FUNDS
(Exact name of registrant as specified in charter)
1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tané Tyler First Funds 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

		Shares	Value
COMMON STOCKS	97.4%
CONSUMER DISCRETIONARY	18.4%
Media	12.1%
Comcast Corp., Class A*		383,518	$12,809,501
McGraw-Hill Co., Inc.		131,680	11,489,080
Omnicom Group, Inc.		179,515	15,890,668
Walt Disney Co.		525,800	15,106,234

TOTAL MEDIA			55,295,483

Motorcycle Manufacturers	2.0%
Harley Davidson, Inc.		160,950	9,296,472

Retailing	4.3%
Home Depot, Inc.		516,890	19,765,874

TOTAL CONSUMER DISCRETIONARY			84,357,829

CONSUMER STAPLES	9.7%
Food, Beverage & Tobacco	7.3%
Costco Wholesale Corp.		354,650	15,668,437
Pepsico, Inc.		331,700	17,590,051

TOTAL FOOD, BEVERAGE & TOBACCO			33,258,488

Household & Personal Products	2.4%
Colgate-Palmolive Co.		213,925	11,160,467

TOTAL CONSUMER STAPLES			44,418,955

ENERGY	3.1%
Energy	3.1%
Exxon Mobil Corp.		240,600	14,339,760

TOTAL ENERGY			14,339,760

FINANCIALS	28.4%
Banks	2.9%
Wells Fargo & Co.		223,806	13,383,599

Diversified Financials	7.6%
Capital One Financial Corp.		296,125	22,141,266
Federal Home Loan Mortgage Corp.		19,250	1,216,600
Federal National Mortgage Association		208,300	11,341,935

TOTAL DIVERSIFIED FINANCIALS			34,699,801

Insurance	17.9%
AFLAC, Inc.		397,400	14,807,124
American International Group, Inc.		328,170	18,183,900
Fidelity National Financial, Inc.		258,320	8,509,061
Willis Group Holdings, Ltd.		472,965	17,438,220
XL Capital, Ltd., Class A		313,900	22,716,943

TOTAL INSURANCE			81,655,248

TOTAL FINANCIALS			129,738,648

HEALTHCARE	8.0%
Healthcare Equipment & Supplies	2.7%
Medtronic, Inc.		242,350	12,347,733

Pharmaceuticals & Biotechnology	5.3%
Cardinal Health, Inc.		112,215	6,261,597
Pfizer, Inc.		687,415	18,058,392

TOTAL PHARMACEUTICALS &
BIOTECHNOLOGY			24,319,989

TOTAL HEALTHCARE			36,667,722

INDUSTRIALS	7.3%
Capital Goods	3.5%
General Electric Co.		446,700	16,108,002

Industrial Machinery	3.8%
Ingersoll-Rand Co., Ltd.		215,850	17,192,452

TOTAL INDUSTRIALS			33,300,454

INFORMATION TECHNOLOGY	18.0%
Semiconductors	3.8%
Analog Devices, Inc.		63,750	2,303,925
Intel Corp.		641,150	14,893,914

TOTAL SEMICONDUCTORS			17,197,839

Software	4.4%
Microsoft Corp.		822,300	19,874,991

Technology Hardware & Equipment	9.8%
Cisco Systems, Inc. *		503,500	9,007,615
Flextronics International, Ltd.*		1,037,476	12,491,211
Jabil Circuit, Inc.*		444,650	12,681,418
Lexmark International, Inc.*		116,225	9,294,513
Nokia Corp., ADR *		99,700	1,538,371

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			45,013,128

TOTAL INFORMATION TECHNOLOGY			82,085,958

TELECOMMUNICATIONS	4.5%
Telecommunication Services	4.5%
Vodafone Group, plc ADR		782,075	20,771,912

TOTAL TELECOMMUNICATIONS			20,771,912

TOTAL COMMON STOCKS (Cost $400,546,679)			445,681,238

MONEY MARKET MUTUAL FUNDS	3.1%
SSgA Prime Money Market Fund		7,296,370	7,296,370
SSgA U.S. Treasury Money Market Fund		7,108,596	7,108,596

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $14,404,966)			14,404,966

TOTAL INVESTMENTS (Cost $414,951,645)	100.5%		460,086,204
Liabilities in Excess of Other Assets	-0.5%		(2,375,568)
NET ASSETS	100.0%		$457,710,636

* Non-income producing security

ADR - American Depositary Receipt

Income Tax Information:

At March 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $415,341,353 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$66,949,467

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(22,204,616)

Net unrealized appreciation	$44,744,851

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due Date		Coupon	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS	1.8%
Federal National Mortgage Association
Discount Notes	1.8%
04/11/05		2.92%	$1,930,000	$1,928,437

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,928,437)				1,928,437

		Shares
COMMON STOCKS	99.1%
BUSINESS SERVICIES	10.9%
Advisory Board Co.*		56,600	2,473,420
Aquantive, Inc.*		173,300	1,918,431
Charles River Associates, Inc.*		36,100	1,781,535
Fastclick, Inc.*		16,800	201,600
Ivillage, Inc.*		214,600	1,306,914
Navigant Consulting, Inc.*		76,200	2,074,926
Resources Connection, Inc.*		72,200	1,511,146
SupportSoft, Inc.*		158,300	835,824

TOTAL BUSINESS SERVICES			12,103,796

CAPITAL GOODS	2.4%
Engineered Support Systems, Inc.		25,300	1,354,056
Lincoln Electric Holdings, Inc.		43,100	1,296,448

TOTAL CAPITAL GOODS			2,650,504

CONSUMER NON-DURABLES	15.3%
America’s Car Mart, Inc.*		28,300	992,198
Build-A-Bear-Workshop, Inc.*		60,000	1,839,000
Carter’s, Inc.*		29,000	1,152,750
Coach, Inc.*		43,900	2,486,057
Guitar Center, Inc.*		36,000	1,973,880
Hibbett Sporting Goods, Inc.*		90,787	2,727,241
Tractor Supply Co.*		15,800	689,670
Urban Outfitters, Inc.*		66,600	3,194,802
Warnaco Group, Inc.*		79,800	1,918,392

TOTAL CONSUMER NON-DURABLES			16,973,990

CONSUMER SERVICES	18.8%
BJ’s Restaurants, Inc.*		332,000	6,054,450
Cheesecake Factory, Inc.*		50,700	1,797,315
Collectors Universe, Inc.*		74,900	1,435,084
First Cash Financial Services, Inc.*		53,150	1,125,186
Four Seasons Hotel, Inc.		21,900	1,548,330
InPhonic, Inc.*		44,200	1,004,003
Lin TV Corp.*		105,900	1,792,887
Provide Commerce, Inc.*		39,400	1,137,872
Rare Hospitality International, Inc.*		55,550	1,715,384
Sonic Corp.*		65,662	2,193,111
TRM Corp.*		50,000	1,010,500

TOTAL CONSUMER SERVICES			20,814,122

FINANCIALS	12.5%
Brookline Bancorp, Inc.		76,900	1,145,810
Delphi Financial Group, Inc.		57,200	2,459,600
Downey Financial Corp.		42,200	2,596,566
Hub International, Ltd.		29,400	567,420
Primus Guaranty, Ltd.*		14,600	190,238
PXRE Group, Ltd.		12,600	323,190
RAIT Investment Trust		35,200	944,064
Signature Bank*		63,400	1,680,734
Silicon Valley Bancshares*		35,200	1,550,912
Westcorp		48,100	2,032,225
World Acceptance Corp.*		14,400	367,488

TOTAL FINANCIALS			13,858,247

HEALTH CARE	21.2%
Align Technology, Inc. *		143,100	892,944
Animas Corp.*		76,600	1,548,086
Conceptus, Inc.*		117,800	918,840
Conor Medsystems, Inc.*		42,800	697,212
CV Therapeutics, Inc.*		155,500	3,165,980
Digene Corp.*		48,300	1,002,225
Dyax Corp.*		131,700	424,074
Immucor, Inc.*		55,650	1,680,073
Isolagen, Inc.*		159,500	1,003,255
Medicis Pharmaceutical Corp.		41,500	1,244,170
MGI PHARMA, Inc.*		62,700	1,584,429
Nektar Therapeutics*		119,600	1,667,224
Pain Therapeutics, Inc.*		150,600	765,048
POZEN, Inc.*		114,000	593,940
Protein Design Labs, Inc.*		83,000	1,327,170
Rigel Pharmaceuticals, Inc.*		55,500	890,220
Transkaryotic Therapies, Inc.*		72,200	1,802,473
United Therapeutics Corp.*		49,800	2,275,611

TOTAL HEALTHCARE			23,482,974

TECHNOLOGY	14.2%
Agile Software Corp.*		122,800	893,984
Akamai Technologies, Inc.*		127,900	1,628,167
Cymer, Inc.*		48,900	1,309,053
Interwoven, Inc.*		117,500	915,325
Manhattan Associates, Inc.*		44,000	896,280
Marchex, Inc.*		77,900	1,452,056
MatrixOne, Inc.*		158,200	754,614
Mattson Technology, Inc.*		125,100	993,294
Merix Corp.*		81,800	916,978
O2Micro International, Ltd.*		169,700	1,746,213
Power Integrations, Inc.*		65,100	1,359,939
Skyworks Solutions, Inc.*		87,700	556,895
Tessera Technologies, Inc.*		52,500	2,269,575

TOTAL TECHNOLOGY			15,692,373

TRANSPORTATION	3.8%
Knight Transportation, Inc.		74,350	1,834,215
Old Dominion Freight Line, Inc.*		38,500	1,199,275
Universal Truckload Services, Inc.*		55,000	1,160,500

TOAL TRANSPORTATION			4,193,990

TOTAL COMMON STOCKS (Cost $99,698,733)			109,769,996

MONEY MARKET MUTUAL FUNDS	0.0	% **
SSGA Prime Money Market Fund			5,822	5,822
SSGA U.S. Treasury Money Market Fund			5,797	5,797

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $11,619)				11,619

TOTAL INVESTMENTS (Cost $101,638,789)	100.9%			111,710,052
Liabilities in Excess of Other Assets	-0.9%			(967,416)
NET ASSETS	100.0%			$110,742,636

*Non-income producing security

**Less than 0.05% of net assets

Income Tax Information:

At March 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $101,843,945 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$19,834,214

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(9,968,107)

Net unrealized appreciation	$9,866,107

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

INTERMEDIATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due Date	Coupon	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	45.8%
U.S. Treasury Notes	6.4%
08/15/08	3.250%	$14,000,000	$13,663,132
02/15/15	4.000%	8,175,000	7,854,385

TOTAL U.S. TREASURY NOTES			21,517,517

Federal Farm Credit Bank	4.7%
06/15/07	3.250%	2,500,000	2,456,790
09/17/07	2.625%	11,000,000	10,628,189
07/21/08	3.150%	3,000,000	2,894,388

TOTAL FEDERAL FARM CREDIT BANK			15,979,367

Federal Home Loan Bank	10.0%
05/15/06	3.000%	20,000,000	19,827,600
11/15/06	4.875%	14,000,000	14,210,252

TOTAL FEDERAL HOME LOAN BANK			34,037,852

Federal Home Loan Mortgage Corporation	14.0%
01/15/06	5.250%	6,500,000	6,582,231
06/16/06	2.910%	14,500,000	14,347,460
01/05/07	6.700%	5,000,000	5,233,180
01/19/07	3.050%	2,500,000	2,461,743
09/15/07	3.500%	1,950,000	1,926,409
01/23/08	3.650%	10,540,000	10,397,942
03/15/09	5.750%	4,510,000	4,733,385
07/15/12	5.125%	1,810,000	1,854,126

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			47,536,476

Federal National Mortgage Association	7.7%
06/15/05	5.750%	2,000,000	2,010,862
02/15/08	5.750%	2,850,000	2,968,742
02/01/11	6.250%	5,000,000	5,342,670
02/28/12	5.625%	11,000,000	11,177,111
08/01/12	5.250%	4,500,000	4,560,629

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			26,060,014

Other	3.0%
Private Export Funding Corp.
03/15/06	5.340%	10,000,000	10,150,260

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $156,058,915)			155,281,486

CORPORATE BONDS & NOTES	53.1%
FINANCIALS	32.6%
Banks	12.6%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,347,187
Bank of America Corp.
01/15/13	4.875%	4,940,000	4,903,296
Bank of New York Co., Inc.
09/01/07	3.900%	2,415,000	2,394,306
First Union National Bank
02/15/10	7.875%	5,000,000	5,675,280
Key Bank
07/17/07	5.000%	5,500,000	5,617,826
National City Corp.
05/15/05	7.200%	2,000,000	2,008,804
Regions Bank
12/15/06	2.900%	2,530,000	2,478,945
Regions Financial Corp.
03/01/11	7.000%	4,500,000	4,967,946
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,742,860
US Bank
02/04/14	6.300%	7,000,000	7,586,740

TOTAL BANKS			42,723,190

Broker/Dealers	11.9%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,490,105
Donaldson, Lufkin & Jenrette, Inc.
11/01/05	6.875%	1,000,000	1,018,318
Goldman Sachs Group, Inc.
08/17/05	7.625%	3,800,000	3,860,036
01/15/11	6.875%	3,500,000	3,817,611
J.P. Morgan Chase & Co.
03/01/07	5.350%	2,730,000	2,785,135
05/30/07	5.250%	4,065,000	4,145,093
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	4,917,051
Merrill Lynch & Co., Inc.
01/30/06	2.940%	5,400,000	5,364,365
01/15/07	7.000%	2,580,000	2,705,765
Morgan Stanley Group, Inc.
03/01/07	6.875%	5,000,000	5,258,635

TOTAL BROKER/DEALERS			40,362,114

Financial Services	3.4%
General Electric Corp.
11/21/11	4.375%		6,710,000	6,551,550
Washington Mutual Bank
01/15/15	5.125%		5,000,000	4,869,605

TOTAL FINANCIAL SERVICES				11,421,155

Insurance	4.1%
AIG Sunamerica Global Financing*
08/01/08	5.850%		5,000,000	5,211,340
Allstate Financial Global Funding II*
04/15/07	2.625%		7,665,000	7,432,129
Cigna Corp.
01/15/06	6.375%		1,350,000	1,373,764

TOTAL INSURANCE				14,017,233

Leasing Company	0.6%
International Lease Finance Corp.
01/17/06	4.000%		1,950,000	1,951,394

TOTAL FINANCIALS				110,475,086

INDUSTRIALS	18.0%
Capital Goods	3.7%
Boeing Capital Corp.
05/15/06	5.650%		1,125,000	1,144,862
Dover Corp.
11/15/05	6.450%		3,525,000	3,579,077
John Deere Capital
03/15/12	7.000%		7,000,000	7,860,783

TOTAL CAPITAL GOODS				12,584,722

Consumer Cyclicals	2.1%
Ford Motor Credit Co.
01/25/07	6.500%		7,000,000	7,071,001

TOTAL CONSUMER CYCLICALS				7,071,001

Consumer Staples	1.1%
Price/Costco, Inc.
06/15/05	7.125%		3,700,000	3,726,281

Healthcare	3.2%
Abbott Laboratories
07/01/06	5.625%		3,500,000	3,565,100
Bristol-Meyers Squibb Co.
10/01/11	5.750%		7,000,000	7,311,402

TOTAL HEALTHCARE				10,876,502

Media Publishing & Cable	1.5%
Continental Cablevision, Inc.
09/15/05	8.875%		4,876,000	4,982,682

Telecommunications	6.4%
AT&T Broadband
03/15/13	8.375%		5,095,000	6,054,047
BellSouth Corp.
10/15/11	6.000%		7,000,000	7,415,219
GTE Corp.
11/01/08	6.900%		5,000,000	5,302,665
Verizon Communications, Inc.
12/15/06	5.375%		3,000,000	3,056,238

TOTAL TELECOMMUNICATIONS				21,828,169

TOTAL INDUSTRIALS				61,069,357

UTILITIES	2.5%
Gas	2.5%
Consolidated Natural Gas Co.
12/01/14	5.000%		5,385,000	5,265,340
ONEOK, Inc.
08/15/06	7.750%		2,900,000	3,035,181

TOTAL GAS				8,300,521

TOTAL UTILITIES				8,300,521

TOTAL CORPORATE BONDS & NOTES (Cost $179,024,326)				179,844,964

MORTGAGE-BACKED OBLIGATIONS	0.0	% **
Government National Mortgage Association
Pool #26825
09/15/08	9.000%		12,694	13,359

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $12,268)				13,359

			Shares
MONEY MARKET MUTUAL FUNDS	0.0	% **
SSgA Prime Money Market Fund			45	45
SSgA Treasury Money Market Fund			10	10

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $55)				55

TOTAL INVESTMENTS (Cost $335,095,564)	98.9%			335,139,864

Other Assets in Excess of Liabilities	1.1%			3,612,569
NET ASSETS	100.0%			$338,752,433

* Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $17,990,656 or 5.31% of net assets.

** Less than 0.05% of net assets

Income Tax Information:

At March 31, 2005, the net unrealized appreciation based on  cost for income tax purposes of $335,095,564 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$4,137,455

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(4,093,155)

Net unrealized appreciation	$44,300

See Notes to Quarterly Statement of Investments

TENNESSEE TAX-FREE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS	98.4%
GENERAL OBLIGATION BONDS	54.4%
Blount County
04/01/17	5.000%, FGIC	Aaa/AAA	$1,500,000	$1,611,000
Bradley County
03/01/10	4.250%, FGIC	Aaa/AAA	1,000,000	1,024,220
Cocke County
06/01/15	5.000%, MBIA	Aaa/NR	1,195,000	1,287,075
Collierville
Water & Sewer Systems
11/01/16	5.500%, MBIA	Aaa/AAA	1,000,000	1,042,950
Crockett County
04/01/11	5.000%, AMBAC	Aaa/NR	500,000	517,890
Dickson County
06/01/16	5.000%, FGIC	Aaa/NR	1,535,000	1,638,643
Franklin
Special School District
06/01/12	5.100%	Aa2/NR	2,500,000	2,723,075
Franklin
Water & Sewer
04/01/15	4.500%	Aaa/NR	1,700,000	1,792,106
Grundy County
05/01/06	5.350%, FGIC	Aaa/AAA	300,000	308,661
Hamilton County
11/01/09	5.000%	Aa1/NR	3,100,000	3,308,041
11/01/15	5.300%	Aa1/NR	3,535,000	3,791,606
Johnson City
05/01/14	5.550%, FGIC	Aaa/AAA	2,250,000	2,359,305
Lawrenceburg
Water & Sewer
07/01/15	5.500%, FSA	Aaa/AAA	1,330,000	1,449,833
Lincoln County
04/01/14	5.250%, FGIC	Aaa/NR	1,315,000	1,454,824
Madison County
04/01/15	5.000%	Aa3/NR	2,425,000	2,634,690
Maury County
04/01/14	5.000%	Aaa	1,140,000	1,237,858
McNairy County
03/01/15	4.000%, MBIA	Aaa/NR	1,750,000	1,744,278
Memphis
04/01/13	5.250%	Aa2/AA	4,000,000	4,299,200
11/01/13	5.250%	Aa2/AA	1,000,000	1,036,000
10/01/18	5.000%	Aa2/AA	2,000,000	2,148,440
Metropolitan Nashville & Davidson County
Energy Production
07/01/13	5.250%	Aa2/AA	1,000,000	1,099,460
Monroe County
05/01/06	5.250%, FSA	Aaa/NR	1,500,000	1,541,730
Montgomery County
05/01/16	4.750%	Aaa/NR	1,000,000	1,065,610
Roane County
05/01/14	4.000%, MBIA	Aaa/NR	500,000	506,070
Rockwood
Water & Sewer
06/01/16	3.650%, MBIA	NR/AAA	1,280,000	1,237,709
Rutherford County
04/01/09	5.250%	Aa2/AA	500,000	513,345
04/01/14	5.000%	Aa2/AA	5,000,000	5,310,400
Shelby County
06/01/09	5.625%	Aa2/AA+	1,000,000	1,034,180
03/01/10	5.500%	Aa2/AA+	2,000,000	2,191,060
05/01/14	4.700%	Aa2/AA+	2,000,000	2,114,420
Smith County
04/01/13	5.000%, AMBAC	Aaa/NR	1,020,000	1,108,046
Sullivan County
05/01/15	5.000%, AMBAC	Aa3/NR	1,605,000	1,745,277
Tennessee State
05/01/11	5.000%	Aa2/AA	4,160,000	4,493,840
Tipton County
04/01/12	5.250%, AMBAC	Aaa/NR	500,000	521,465
Warren County
06/01/12	5.000%, MBIA	Aaa/NR	1,845,000	2,004,150
Weakley County
05/01/09	5.000%, FGIC	Aaa/AAA	350,000	350,721
Williamson County
03/01/11	6.000%	Aa1/NR	1,000,000	1,119,890
04/01/12	5.000%	Aa1/NR	2,500,000	2,709,750
03/01/13	5.000%	Aa1/NR	2,500,000	2,666,800
03/01/14	5.000%	Aa1/NR	2,000,000	2,121,480

TOTAL GENERAL OBLIGATION BONDS				72,865,098

REVENUE BONDS	44.0%
Facilities	1.7%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19	5.000%	Aaa/AAA	2,140,000	2,271,524

Health & Education	23.5%
Blount County
07/01/09	5.250%	Baa1/NR	2,765,000	2,898,826
Franklin County
09/01/09	4.750%	NR/A+	1,880,000	1,954,862
Jackson
04/01/10	5.500%, AMBAC	Aaa/AAA	400,000	409,324
Johnson City
07/01/09	5.125%, MBIA	Aaa/AAA	4,000,000	4,279,840
Knox County
Baptist Health
04/15/11	5.500%, CONLEE	NR/AAA	3,000,000	3,170,820
Knox County
Children’s Hospital
07/01/16	5.000%	Baa1/BBB+	3,810,000	3,889,667
Knox County
Covenant Health
01/01/12	4.200%	NR/NR*	3,400,000	3,441,582
01/01/14	5.750%, MBIA	Aaa/AAA	1,000,000	1,132,660
01/01/18	5.500%	Aaa/AAA	2,000,000	2,160,540
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14	5.375%	Aa2/AA	1,000,000	1,057,460
05/01/16	5.600%	Aa2/AA	2,600,000	2,798,380
Shelby County
08/01/12	5.500%, MBIA	Aaa/AAA	650,000	669,078
Tennessee State School
Board Authority
05/01/11	5.500%	Aa3/AA-	500,000	522,685
05/01/14	4.500%, FSA	Aaa/AAA	3,000,000	3,134,970

TOTAL HEALTH & EDUCATION				31,520,694

Housing	2.6%
Metropolitan Nashville & Davidson County
Multi-Family Housing
02/01/21	5.200%	NR/AAA	975,000	986,368
Tennessee Housing
Development Agency
01/01/11	5.800%	Aa2/AA	400,000	413,640
07/01/16	4.900%	Aa2/AA	2,000,000	2,043,380

TOTAL HOUSING				3,443,388

Industrial Development	2.6%
Chattanooga
10/01/16	5.400%, AMBAC	Aaa/AAA	3,210,000	3,456,624

Utilities	13.6%
Clarksville
Water, Sewer & Gas
02/01/10	5.300%, MBIA	Aaa/NR	900,000	957,609
Dickson
Electric
09/01/11	5.625%, MBIA	Aaa/AAA	1,000,000	1,102,420
Franklin
Water & Sewer
04/01/19	5.000%	Aaa/NR	1,120,000	1,209,118
Harpeth Valley
Utilities District
09/01/17	5.000%, MBIA	Aa3/NR	1,100,000	1,177,462
Johnson City
Electric
05/01/10	5.400%, MBIA	Aaa/AAA	500,000	513,625
05/01/12	5.100%, MBIA	Aaa/AAA	1,500,000	1,571,325
Knoxville
Electric
07/01/13	5.000%	Aa3/AA	1,000,000	1,066,250
La Follette
Electric
06/01/11	5.800%, AMBAC	Aaa/AAA	430,000	441,012
03/01/15	5.250%, AMBAC	Aaa/NR	1,000,000	1,041,340
Lawrenceburg
Electric
07/01/06	5.200%, MBIA	Aaa/AAA	345,000	355,381
Lenoir City
Electric
06/01/07	5.000%, AMBAC	Aaa/NR	2,000,000	2,087,500
Madison
Utilities District
02/01/10	5.600%, MBIA	Aaa/AAA	500,000	532,390
Metropolitan Nashville & Davidson County
Electric
05/15/15	5.125%	Aa3/AA	1,000,000	1,065,730
Metropolitan Nashville & Davidson County
Water & Sewer
01/01/13	5.200%, FGIC	Aaa/AAA	1,500,000	1,640,625
Rutherford County
Utilities District
02/01/11	5.100%, FGIC	Aaa/NR	500,000	524,455
Sevier County
Gas
05/01/11	5.400%, AMBAC	Aaa/NR	1,000,000	1,045,590
Sevier County
Solid Waste
09/01/10	5.400%, AMBAC	Aaa/AAA	500,000	507,020
West Wilson
Utilities District
06/01/17	5.000%, MBIA	Aaa/NR	1,390,000	1,488,217

TOTAL UTILITIES				18,327,069

TOTAL REVENUE BONDS				59,019,299

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS (Cost $128,067,332)				131,884,397

MONEY MARKET MUTUAL FUNDS	0.4%
Federated Tax Free Fund		719	719
SSgA Tax Free Fund		565,181	565,181

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $595,900)			565,900

TOTAL INVESTMENTS (Cost $128,633,232)	98.8%		132,450,297
Other Assets in Excess of Liabilities	1.2%		1,656,155
NET ASSETS	100.0%		$134,106,452

* At March 31, 2005, this security was rated A by Fitch

The Portfolio had the following insurance concentration of 10% or greater at March 31, 2005:

MBIA	16.1%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At March 31, 2005, the net unrealized appreciation based on cost for income tax purposes of $128,633,232 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$4,321,905

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(504,840)

Net unrealized appreciation	$3,817,065

Ratings:

The Moody’s and S&P ratings are believed to be the most recent ratings at March 31, 2005.

See Notes to Quarterly Statement of Investments

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due	Discount Rate or	Principal
Date	Coupon Rate	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	99.9%
Federal Home Loan Bank	25.9%
04/01/05**	2.550%	$3,510,000	$3,510,000
04/04/05	1.425%	1,500,000	1,500,000
04/21/05*	2.740%	10,000,000	9,991,722
05/02/05*	2.633%	5,000,000	4,996,354
06/08/05*	2.834%	10,000,000	9,997,548
06/12/05*	2.875%	5,000,000	4,998,633

TOTAL FEDERAL HOME LOAN BANK			34,994,257

Federal Home Loan Mortgage Corporation	28.0%
04/07/05*	2.550%	5,000,000	5,000,000
04/11/05**	2.750%	900,000	899,313
04/12/05**	2.800%	2,100,000	2,098,203
04/19/05**	2.751%	4,100,000	4,094,360
04/26/05**	2.730%	4,800,000	4,790,900
05/02/05**	2.730%	10,000,000	9,976,492
05/07/05*	2.725%	10,000,000	10,001,095
09/15/05	2.875%	1,000,000	1,002,008

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			37,862,371

Federal National Mortgage Association	46.0%
04/01/05*	2.805%	5,000,000	5,000,362
04/13/05**	2.750%	3,060,000	3,057,199
04/13/05**	2.740%	1,626,000	1,624,511
04/15/05**	2.750%	2,220,000	2,217,626
04/20/05**	2.752%	2,004,000	2,001,089
04/27/05**	2.800%	800,000	798,382
04/29/05**	2.720%	3,146,000	3,139,345
05/02/05**	2.700%	10,600,000	10,575,355
05/04/05**	2.800%	4,700,000	4,688,022
05/04/05**	2.770%	9,197,000	9,173,562
05/04/05	1.550%	10,000,000	9,989,692
06/06/05*	2.820%	10,000,000	9,997,377

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			62,262,522

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			135,119,150

TOTAL INVESTMENTS	99.9%		135,119,150
Other Assets in Excess of Liabilities	0.1%		108,379
NET ASSETS	100.0%		$135,227,529

* Floating or variable rate security rate disclosed as of March 31, 2005.

Maturity date represents the next interest rate reset date.

**Discount Note.

Income Tax Information:

The cost for Federal income tax purposes - $135,119,150.

See Notes to Quarterly Statement of Investments

MUNICIPAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

MUNICIPAL BONDS & NOTES	99.6%
Alabama
Jefferson County
04/01/05*		2.230%, BYLAN; JPM	$100,000	$100,000

California	0.4%
Affordable Housing Agency
04/07/05*		2.340%, MER	320,000	320,000

Colorado	1.3%
Denver Urban Renewal
04/07/05*		2.370%, MER; LLOYDS	1,000,000	1,000,000

Delaware	5.3%
Delaware Economic Development
04/07/05*		2.400%, AIB	4,000,000	4,000,000

Georgia	4.2%
Georgia Local Government
04/07/05*		2.360%, MBI; BAC	3,200,000	3,200,000

Illinois	8.4%
Illinois Educational Facilities Authority
04/06/05*		2.350%, FITB	1,600,000	1,600,000
Metropolitan Pier & Exposition Authority
04/07/05*		2.400%, MBI; MER	500,000	500,000
04/07/05*		2.400%, MBI; GS	200,000	200,000
Municipal Securities Trust
04/06/05*		2.500%, MBI; BSC	100,000	100,000
Regional Transportation Authority
04/06/05*		2.350%, MBI; WB	100,000	100,000
Rockford Industrial Development
04/07/05*		2.400%, MI	3,885,000	3,885,000

TOTAL ILLINOIS				6,385,000

Indiana	2.9%
Hendricks County
Industrial Redevelopment
04/07/05*		2.350%, HBAN	1,000,000	1,000,000
Indiana Health Facility Financing Authority
04/07/05*		2.380%, WFC	200,000	200,000
Indiana Transportation Financial Authority
04/07/05*		2.360%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA				2,200,000

Louisiana	8.2%
Louisiana Housing Financial Agency
04/07/05*		2.330%, FNMA	1,900,000	1,900,000
Louisiana Public Facilities Authority
04/07/05*		2.380%, HIB	4,300,000	4,300,000

TOTAL LOUISIANA				6,200,000

Massachusetts	1.3%
Milton
09/23/05		2.750%	1,000,000	1,005,143

Michigan	3.8%
Detroit Economic Development
04/07/05*		2.350%, RBS	1,775,000	1,775,000
Detroit Sewage Disposal
04/06/05*		2.350%, FSA; WB	1,060,000	1,060,000

TOTAL MICHIGAN				2,835,000

Minnesota	1.1%
Minneapolis
04/07/05*		2.130%, DEXGRP	800,000	800,000

Mississippi	4.7%
Mississippi Development Bank
04/07/05*		2.380%, ABK; BNP	3,525,000	3,525,000

Multiple States	0.7%
Clipper Tax-Exempt
04/07/05*		2.400%, FGIC; MBI; STT	500,000	500,000

New Hampshire	2.3%
New Hampshire Health and Education Facilities
07/01/05		5.250%, ABK	1,695,000	1,710,211

New Jersey	1.9%
Vernon
01/13/06		3.250%	1,436,900	1,447,234

Ohio	13.6%
Akron ABN AMRO Munitops
04/06/05*		2.320%, FGIC; AAB	4,530,000	4,530,000
Fairfield County
04/13/05		2.000%	900,000	900,231
Jackson Hospital Facilities
04/07/05*		2.330%, ASSET; FITB	1,300,000	1,300,000
Muskingum County
11/22/05		2.590%	1,838,000	1,842,318
Ohio Higher Educational Facility
04/07/05*		2.350%, KEY	1,685,000	1,685,000

TOTAL OHIO				10,257,549

Pennsylvania	10.8%
Chester County Development Authority
04/06/05*		2.330%, RBS	1,000,000	1,000,000
Pennsylvania Higher Educational Facility
04/07/05*		2.340%, LLOYDS; MER	1,600,000	1,600,000
Slippery Rock School District
04/01/05		5.250%, FGIC	150,000	150,000
Union County Hospital Authority
02/01/06*		2.450%, ASSET; BAC	1,500,000	1,500,000
York General Authority
04/01/05*		2.270%, MTB	3,885,000	3,885,000

TOTAL PENNSYLVANIA				8,135,000

Tennessee	17.5%
Jackson Health, Educational &
Housing Facilities
04/06/05*		2.290%, STI	4,000,000	4,000,000
Memphis
04/06/05*		2.330%, NRWBK	700,000	700,000
Metropolitan Gov’t Nashville & Davidson
Health & Educational Facilities
04/01/05*		2.170%, WB	1,065,000	1,065,000
08/03/05*		1.650%, AH	1,000,000	1,000,000
Shelby County Health, Educational &
Housing Facilities
04/06/05*		2.320%, JPM	4,500,000	4,500,000
Tennergy Corp.
06/01/05		5.000%, MBI	2,000,000	2,011,473

TOTAL TENNESSEE				13,276,473

Texas	9.9%
Comal Independent School District
04/07/05*		2.410%, BK	3,260,000	3,260,000
Texas State
08/31/05		3.000%	3,000,000	3,017,290
San Antonio Electric & Gas
12/01/05*		2.200%, BNP	1,200,000	1,200,000

TOTAL TEXAS				7,477,290

Wisconsin	1.3%
Wisconsin Health & Educational Facility
04/07/05*		2.340%, USB	1,000,000	1,000,000

TOTAL MUNICIPAL BONDS & NOTES				75,373,900

TOTAL INVESTMENTS	99.6%			75,373,900
Other Assets in Excess of Liabilities	0.4%			295,772
NET ASSETS	100.0%			$75,669,672

*Floating or variable rate security - rate disclosed as of March 31, 2005.  Maturity date represents the next interest rate reset date.

To simplify the listings of securities, abbreviations are used per the table below:

AAB	ABN AMRO Holding N.V.
ABK	AMBAC Financial Group, Inc.
AH	Ascension Health
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNP	BNP Paribas
BSC	Bear Stearns Co.
BYLAN	Bayerische Landesbank
DEXGRP	Dexia Bank
FGIC	Financial Guaranty Insurance Co.
FITB	Fifth Third Bancorp
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GS	Goldman Sachs Group, Inc.
HBAN	Huntington Bancshares, Inc.
HIB	Hibernia Corp.
JPM	J.P. Morgan Chase & Co.
KEY	Keycorp
LLOYDS	Lloyds TSB Group, plc
MBI	Municipal Bond Insurance Association, Inc.
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MTB	M&T Bank Corp.
NRWBK	Westdeutsche Landesbank
RBS	Royal Bank of Scotland Group
STI	SunTrust Banks, Inc.
STT	State Street Corp.
USB	U.S. Bancorp
WB	Wachovia Corp.
WFC	Wells Fargo & Co.

Income Tax Information:

The cost for Federal income tax purposes - $75,393,900.

See Notes to Quarterly Statement of Investments

CASH RESERVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	4.5%
Federal Home Loan Bank	4.5%
04/04/05		1.425%	$2,500,000	$2,500,000
06/12/05*		2.875%	8,000,000	7,997,814

TOTAL FEDERAL HOME LOAN BANK				10,497,814

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS				10,497,814

CERTIFICATES OF DEPOSIT	11.7%
Depository Institutions	11.7%
Credit Suisse First Boston, llc
05/03/05		2.755%	10,000,000	10,000,000
DEPFA Bank, plc
11/01/05		2.490%	2,400,000	2,400,000
Societe Generale
05/09/05		1.440%	3,000,000	2,999,893
Washington Mutual Bank
05/03/05		2.810%	11,950,000	11,950,000

TOTAL CERTIFICATES OF DEPOSIT				27,349,893

COMMERCIAL PAPER	75.6%
Asset-Backed Securities	51.2%
Atomium Funding Corp.
04/22/05		2.810%	10,000,000	9,983,608
Brahms Funding Corp.
04/21/05		2.830%	11,700,000	11,681,605
CC USA, Inc.
06/08/05		2.890%	4,000,000	3,978,165
Cancara Asset Securitisation, Ltd.
04/20/05		2.800%	11,500,000	11,483,006
Check Point Charlie, Inc.
04/20/05		2.820%	11,950,000	11,932,214
Dakota Notes Program
04/14/05		2.780%	11,500,000	11,488,455
Emerald Certificates
04/26/05		2.700%	12,000,000	11,977,454
Lockhart Funding, llc
05/04/05		2.710%	10,000,000	9,975,110
Monument Gardens Funding, llc
04/21/05		2.820%	10,000,000	9,984,333
Park Sienna, llc
04/19/05		2.830%	11,900,000	11,883,162
Sigma Finance, Inc.
04/25/05		2.740%	9,076,000	9,059,421
Victory Receivables Corp.
04/15/05		2.800%	5,435,000	5,429,082
04/20/05		2.830%	926,000	924,617

TOTAL ASSET-BACKED SECURITIES				119,780,232

Broker/Dealers	12.3%
Citigroup Global Markets, Inc
04/04/05*		2.680%	8,000,000	8,000,000
Goldman Sachs Group, Inc.
04/29/05		2.780%	11,520,000	11,495,091
Greenwich Capital Holdings, Inc.
04/25/05*		2.810%	9,200,000	9,200,000

TOTAL BROKER/DEALERS				28,695,091

Depository Institutions	5.3%
RaboBank
04/01/05		2.820%	4,480,000	4,480,000
UBS Finance, Inc.
04/01/05		2.830%	8,000,000	8,000,000

TOTAL DEPOSITORY INSTITUTIONS				12,480,000

Personal Credit Institutions	4.2%
General Electric Capital Corp.
06/08/05		2.880%	10,000,000	9,945,600

Telephone Communications	2.6%
SBC Communications, Inc.
04/26/05		2.750%	6,000,000	5,988,542

TOTAL COMMERCIAL PAPER				176,889,465

CORPORATE NOTES	7.8%
Broker/Dealers	2.6%
Bear Stearns
04/28/05*		2.860%	6,000,000	6,000,000

Depository Institutions	5.2%
HBOS Treasury Services, plc**
06/24/05*		3.080%	10,000,000	10,000,000
Westpac Banking Corp.
06/13/05*		2.990%	2,250,000	2,250,000

TOTAL DEPOSITORY INSTITUTIONS				12,250,000

TOTAL CORPORATE NOTES				18,250,000

TOTAL INVESTMENTS	99.6%			232,987,172
Other Assets in Excess of Liabilities	0.4%			938,614
NET ASSETS	100.0%			$233,925,786

*  Floating or variable rate security - rate disclosed as of March 31, 2004. Maturity date represents the next interest rate reset date.

**Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $10,000,000 or 4.27% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $232,987,172.

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Significant Accounting and Operating Policies

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a “Portfolio”). The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C).  As of March 31, 2005, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios:  Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

Money Market Portfolios:  Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements:  Each Portfolio, through its custodian, receives delivery of  underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price.  The Trust’s advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of  the underlying securities were less than the repurchase price.

Securities Purchased on a When-Issued or Forward Commitment Basis:  Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date.  Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date.  During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.  The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments.  The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio’s net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

Other:  Investment security transactions are accounted for as of the trade date.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:	/s/ George Lewis
George Lewis
President/Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Lewis
George Lewis
President /Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer /Principal Financial Officer

Date:	May 26, 2005